Property and Equipment and Intangible Assets - Estimated future amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Estimated future amortization of identifiable intangible assets
2021	$ 835
2022	666
2023	654
2024	654
2025	654
Thereafter	2,322
Total	5,785
Other noncurrent assets, net
Estimated future amortization of identifiable intangible assets
Goodwill	$ 6,000	$ 6,000